SUBSIDIARY EQUITY OBLIGATIONS	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Disclosure of Equity Interest Classified as Liabilities [Text Block]
SUBSIDIARY EQUITY OBLIGATIONS
Subsidiary equity obligations consist of the following:

AS AT DEC. 31 (MILLIONS)	Note	2019	2018
Subsidiary preferred equity units	(a)	$1,650	$1,622
Limited-life funds and redeemable fund units	(b)	1,896	1,724
Subsidiary preferred shares and capital	(c)	586	530
Total		$4,132	$3,876

a)	Subsidiary Preferred Equity Units
In 2014, BPY issued $1.8 billion of exchangeable preferred equity units in three $600 million tranches redeemable in 2021, 2024 and 2026, respectively. The preferred equity units are exchangeable into equity units of BPY at $25.70 per unit, at the option of the holder, at any time up to and including the maturity date. BPY may redeem the preferred equity units after specified periods if the BPY equity unit price exceeds predetermined amounts. At maturity, the preferred equity units that remain outstanding will be converted into BPY equity units at the lower of $25.70 or the then market price of a BPY equity unit. The preferred equity units represent a compound financial instrument comprised of the financial liability representing the company’s obligations to redeem the preferred equity units at maturity for a variable number of BPY units and an equity instrument representing the holder’s right to convert the preferred equity units to a fixed number of BPY units. The company is required under certain circumstances to purchase the preferred equity units at their redemption value in equal amounts in 2021 and 2024 and may be required to purchase the 2026 tranche, as further described in Note 29(a).

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2019	2018
Series 1	24,000,000	6.25%	US$	$574	$562
Series 2	24,000,000	6.50%	US$	546	537
Series 3	24,000,000	6.75%	US$	530	523
Total				$1,650	$1,622

b)	Limited-Life Funds and Redeemable Fund Units
Limited-life funds and redeemable fund units represent interests held in our consolidated funds by third-party investors that have been classified as a liability rather than as non-controlling interest, as holders of these interests can cause our funds to redeem their interest in the fund for cash equivalents at a specified time. As at December 31, 2019, we have $1.9 billion of subsidiary equity obligations arising from limited-life funds and redeemable fund units (2018 – $1.7 billion arising from limited-life funds).
In our real estate business, limited-life fund obligations include $921 million (2018 – $813 million) of equity interests held by third-party investors in two consolidated funds that have been classified as a liability, instead of non-controlling interest, as holders of these interests can cause the funds to redeem their interests in the fund for cash equivalents at the fair value of the interest at a set date.
As at December 31, 2019, we have $934 million (2018 – $826 million) of subsidiary equity obligations arising from limited-life fund units in our infrastructure business. These obligations are primarily composed of the portion of the equity interest held by third-party investors in our timberland and agriculture funds that are attributed to the value of the land held in the fund. The value of this equity interest has been classified as a liability, instead of non-controlling interest, as we are obligated to purchase the land from the third-party investors on maturity of the fund.
We also have $41 million of redeemable fund units (2018 – $85 million) in certain funds managed by our public securities business.

c)	Subsidiary Preferred Shares and Capital
Preferred shares are classified as liabilities if the holders of the preferred shares have the right, after a fixed date, to convert the shares into common equity of the issuer based on the market price of the common equity of the issuer at that time unless they are previously redeemed by the issuer. The dividends paid on these securities are recorded in interest expense. As at December 31, 2019 and 2018, the balance related to obligations of BPY and its subsidiaries.

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2019	2018
Brookfield Property Split Corp (“BOP Split”) senior preferred shares
Series 1	924,390	5.25%	US$	$23	$23
Series 2	699,165	5.75%	C$	13	13
Series 3	909,814	5.00%	C$	18	17
Series 4	940,486	5.20%	C$	18	17
BSREP II RH B LLC (“Manufactured Housing”) preferred capital	—	9.00%	US$	249	249
Rouse Series A preferred shares	5,600,000	5.00%	US$	142	142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares	10,000	5.00%	US$	40	40
BIP Investment Corporation Series 1 Senior preferred shares	4,000,000	5.85%	C$	73	—
Forest City Enterprises L.P. (“Forest City”) & Other Preferred Capital	387,079	2.00%	US$	10	29
Total				$586	$530

Each series of the BOP Split senior preferred shares are redeemable at the option of either the issuer or the holder as the redemption and conversion option dates have passed.
Subsidiary preferred capital includes $249 million at December 31, 2019 (2018 – $249 million) of preferred equity interests held by a third-party investor in Manufactured Housing which has been classified as a liability, rather than as non-controlling interest, due to the fact the holders are only entitled to distributions equal to their capital balance plus 9% annual return payable in monthly distributions until maturity in December 2025. The preferred capital was issued to partially fund the acquisition of the Manufactured Housing portfolio during the first quarter of 2017.
Subsidiary preferred shares include $142 million at December 31, 2019 (2018 – $142 million) of preferred equity interests held by a third-party investor in Rouse Properties, L.P., which have been classified as a liability, rather than as non-controlling interests, due to the fact that the interests have no voting rights and are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.